Shareholder Report, Line Graph (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 10,000	$ 33,559	$ 26,953	$ 21,302	$ 26,341	$ 20,831	$ 17,221	$ 13,103	$ 13,761	$ 11,308	$ 10,092
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	10,000	$ 10,000	33,559	26,953	21,302	26,341	20,831	17,221	13,103	13,761	11,308	10,092
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	10,000	$ 10,000	32,607	26,336	20,908	25,880	20,595	17,036	13,003	13,722	11,328	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	10,000	$ 10,000	32,607	26,336	20,908	25,880	20,595	17,036	13,003	13,722	11,328	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	10,000	$ 10,000	32,607	26,336	20,908	25,880	20,595	17,036	13,003	13,722	11,328	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	10,000	$ 10,000	32,607	26,336	20,908	25,880	20,595	17,036	13,003	13,722	11,328	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	10,000	$ 10,000	32,607	26,336	20,908	25,880	20,595	17,036	13,003	13,722	11,328	10,048
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	10,000	$ 10,000	32,607	26,336	20,908	25,880	20,595	17,036	13,003	13,722	11,328	10,048
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	10,000	$ 10,000	33,559	26,953	21,302	26,341	20,831	17,221	13,103	13,761	11,308	10,092
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 10,000	33,559	26,953	21,302	26,341	20,831	17,221	13,103	13,761	11,308	10,092
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
MSCI World Index (Net, Total Return, USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net, Total Return, USD)
Account Value	10,000	$ 10,000	25,814	21,752	17,572	21,466	17,621	15,204	11,909	13,045	10,657	9,913
MSCI World Index (Net, Total Return, USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net, Total Return, USD)
Account Value	10,000	$ 10,000	25,814	21,752	17,572	21,466	17,621	15,204	11,909	13,045	10,657	9,913
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net, USD, Unhedged)
Account Value	10,000	$ 10,000	16,598	15,987	13,521	15,805	14,205	13,175	10,798	12,526	10,018	9,919
MSCI EAFE Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net, USD, Unhedged)
Account Value	10,000	$ 10,000	16,598	15,987	13,521	15,805	14,205	13,175	10,798	12,526	10,018	9,919
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	10,000	$ 10,000	22,578	19,741	17,711	19,155	15,305	14,888	11,765	12,826	11,285	9,617
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	10,000	$ 10,000	22,578	19,741	17,711	19,155	15,305	14,888	11,765	12,826	11,285	9,617
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	10,000	$ 10,000	29,806	24,411	19,394	26,465	23,477	17,314	12,781	13,418	10,712	9,980
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	10,000	$ 10,000	29,806	24,411	19,394	26,465	23,477	17,314	12,781	13,418	10,712	9,980
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	10,000	$ 10,000	21,796	19,277	17,103	19,442	15,149	14,433	11,359	12,951	11,426	9,522
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	10,000	$ 10,000	21,796	19,277	17,103	19,442	15,149	14,433	11,359	12,951	11,426	9,522
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	10,000	$ 10,000	21,225	19,029	16,274	20,455	17,815	14,850	11,831	13,295	11,596	9,559
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	10,000	$ 10,000	21,225	19,029	16,274	20,455	17,815	14,850	11,831	13,295	11,596	9,559
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	10,000	$ 10,000	47,156	35,360	24,783	34,974	27,409	19,792	14,511	14,733	11,315	10,567
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	10,000	$ 10,000	47,156	35,360	24,783	34,974	27,409	19,792	14,511	14,733	11,315	10,567
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	10,000	$ 10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 10,000	10,000	11,914	11,320	10,780	10,625	10,619	10,549	10,314	10,124	10,038	10,005
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 10,000	10,000	11,914	11,320	10,780	10,625	10,619	10,549	10,314	10,124	10,038	10,005
ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 10,000	$ 10,000	11,914	11,320	10,780	10,625	10,619	10,549	10,314	10,124	10,038	10,005
60% MSCI World / 40% Bloomberg U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI World / 40% Bloomberg U.S. Treasury Index
Account Value	10,000	$ 10,000	20,111	17,804	15,361	17,847	15,780	14,003	11,704	12,120	10,808	10,180
Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)
Account Value	10,000	$ 10,000	10,858	10,795	10,375	11,852	12,134	11,235	10,514	10,424	10,189	10,084
MSCI World Index (Net, USD, Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net, USD, Hedged)
Account Value	10,000	$ 10,000	29,054	23,840	19,179	22,665	18,223	15,947	12,418	13,294	11,159	10,201
60% MSCI World / 40% Bloomberg U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI World / 40% Bloomberg U.S. Treasury Index
Account Value	10,000	$ 10,000	20,111	17,804	15,361	17,847	15,780	14,003	11,704	12,120	10,808	10,180
Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Index (Total Return, USD, Unhedged)
Account Value	10,000	$ 10,000	10,858	10,795	10,375	11,852	12,134	11,235	10,514	10,424	10,189	10,084
MSCI World Index (Net, USD, Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net, USD, Hedged)
Account Value	10,000	$ 10,000	29,054	23,840	19,179	22,665	18,223	15,947	12,418	13,294	11,159	10,201
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	10,000	$ 10,000	11,433	11,292	10,700	12,300	12,493	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	$ 10,000	$ 11,433	$ 11,292	$ 10,700	$ 12,300	$ 12,493	$ 11,620	$ 10,688	$ 10,687	$ 10,321	$ 10,055